Submission	Feb. 12, 2026
Submission [Line Items]
Central Index Key	0001889956
Registrant Name	OneStream, Inc.
Form Type	SC 14C
Submission Type	PREM14C
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A